Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 02, 2015	Jun. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Goodwill, Impairment Loss		$ 0
Allowance for Doubtful Accounts Receivable			$ 0	$ 0
Indefinite Lived Intangible Asset In Process Research And Development	$ 7,500,000	7,500,000		$ 7,500,000
Zertane Patents [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross	$ 500,000	$ 500,000
Finite-Lived Intangible Assets, Remaining Amortization Period	11 years	11 years
Indefinite Lived Intangible Asset In Process Research And Development		$ 7,500,000
Finite Lived Intangible Assets Expiration Date		March 2022
Orp [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Gross	$ 380,000	$ 380,000
Finite-Lived Intangible Assets, Remaining Amortization Period	15 years	15 years
Finite Lived Intangible Assets Expiration Date		March 2028